Average Annual Total Returns - Emerging Markets Small Mid Cap Equity	Institutional 1 Year	Institutional 5 Year	Institutional SinceInception		Institutional Inception Date	Institutional After Taxes on Distributions 1 Year	Institutional After Taxes on Distributions 5 Year	Institutional After Taxes on Distributions SinceInception		Institutional After Taxes on Distributions Inception Date	Institutional After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional After Taxes on Distributions and Sale of Fund Shares 5 Year	Institutional After Taxes on Distributions and Sale of Fund Shares SinceInception		Institutional After Taxes on Distributions and Sale of Fund Shares Inception Date	Class I 1 Year	Class I 5 Year	Class I SinceInception		Class I Inception Date	Morgan Stanley Capital International Emerging Markets Small Cap Index (reflects no deductions for fees or expenses) 1 Year		Morgan Stanley Capital International Emerging Markets Small Cap Index (reflects no deductions for fees or expenses) 5 Year		Morgan Stanley Capital International Emerging Markets Small Cap Index (reflects no deductions for fees or expenses) SinceInception		Morgan Stanley Capital International Emerging Markets Small Cap Index (reflects no deductions for fees or expenses) Inception Date
Total	23.56%	12.69%	11.28%	[1]	Dec. 17, 2014	23.55%	11.71%	10.16%	[1]	Dec. 17, 2014	14.17%	9.86%	8.63%	[1]	Dec. 17, 2014	23.43%	12.57%	11.17%	[1]	Jan. 28, 2016	19.29%	[2]	8.19%	[2]	6.06%	[1],[2]	Dec. 17, 2014	[2]

[1]	The Institutional Class of the JOHCM Emerging Markets Small Mid Cap Equity Fund commenced operations on December 17, 2014. Class I Shares commenced operations on January 28, 2016. Historical performance for Class I Shares prior to its inception is based on the performance of the Institutional Class Shares. The performance of Class I Shares has been adjusted to reflect differences in expenses.
[2]	Index returns shown are net of withholding taxes.